Class A
6-month performance

(All figures per share)

Net asset value (NAV)

April 30, 1998                                  $ 6.58
Oct. 31, 1997                                   $ 5.27
Increase                                        $ 1.31
Total return*                                    24.9%**

Class B
6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 1998                                  $ 6.51
Oct. 31, 1997                                   $ 5.23
Increase                                        $ 1.28
Total return*                                    24.4%**

Class Y
6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 1998                                  $ 6.58
Oct. 31, 1997                                   $ 5.27
Increase                                        $ 1.31
Total return*                                   24.9%**

 * The prospectus discusses the effect of sales charges, if any, on the various classes.
** The total return is a hypothetical investment in the Fund with all distributions reinvested.

The Portfolio's ten largest holdings
World Technologies Portfolio

The ten holdings listed here make up 35.19% of the Portfolio's net assets


                           Percent                              Value
        (of Portfolio's net assets)             (as of April 30, 1998)


HBO & Co                     6.56%                           $346,913


Network Associates           5.51                             291,125


BEA Systems                  4.21                             222,500


Sterling Commerce            3.38                             178,763


PeopleSoft                   3.34                             176,700


Symix                        3.10                             164,000


Pervasive Software           2.84                             149,875


CSG Systems Intl             2.15                             113,750


Uniphase                     2.05                             108,500


Veritas DGC                  2.05                             108,375


For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.


          Financial statements

          Statement of assets and liabilities
          IDS Innovations Fund
          April 30, 1998

          Assets                                                                                     (Unaudited)

Investment in World Technology Portfolio (Note 1)                                                $     4,628,547
Expense receivable from AEFC                                                                                  35
Organizational Costs - Feeder                                                                                 32
                                                                                                 ---------------
Total assets                                                                                           4,628,614
                                                                                                 ---------------

          Liabilities

Distribution Fees                                                                                              3
Accrued administrative services fee                                                                            7
Other accrued expenses                                                                                    25,392
                                                                                                 ---------------
Total liabilities                                                                                         25,402
                                                                                                 ---------------
Net assets applicable to outstanding capital stock                                               $     4,603,212
                                                                                                 ===============

          Represented by

Capital stock-- $.01 par value (Note 1)                                                          $         7,000
Additional paid-in capital                                                                             3,451,664
Undistributed net investment income                                                                      (25,982)
Accumulated net realized gain (loss)                                                                      65,282
Unrealized appreciation (depreciation) on investments                                                  1,105,248
                                                                                                 ---------------
Total-- representing net assets applicable to outstanding capital stock                          $     4,603,212
                                                                                                 ===============

Net assets applicable to outstanding shares:                       Class A                       $     4,341,518
                                                                   Class B                       $       130,134
                                                                   Class Y                       $       131,560
Net asset value per share of outstanding capital stock:            Class A shares       660,000  $          6.58
                                                                   Class B shares        20,000  $          6.51
                                                                   Class Y shares        20,000  $          6.58

See accompanying notes to financial statements.

          Financial statements

          Statement of operations
          IDS Innovations Fund
          Six months ended April 30, 1998


          Investment income                                                                       (Unaudited)

Income:
Dividends                                                                                        $          396
Interest                                                                                                      4
                                                                                                 --------------
Total income                                                                                                400
                                                                                                 --------------
Expenses (Note 2):
Expenses allocated from World Technologies Portfolio                                                     24,702
Distribution fee-- Class B                                                                                  418
Transfer agency fee                                                                                          22
Administrative services fees and expenses                                                                 1,180
Postage                                                                                                      54
Registration fees                                                                                         2,563
Reports to shareholders                                                                                      54
Audit fees                                                                                                1,875
Other                                                                                                       527
                                                                                                 --------------
Total expenses                                                                                           31,395
    Less expenses voluntarily reimbursed by AEFC (Note 2)                                                (5,013)
                                                                                                 --------------
Total net expenses                                                                                       26,382
                                                                                                 --------------
Investment income (loss) -- net                                                                         (25,982)
                                                                                                 --------------
          Realized and unrealized gain (loss) -- net

Net realized gain (loss) on security transactions                                                       310,171

Net change in unrealized appreciation (depreciation) on investments                                     633,143
                                                                                                 --------------
Net gain (loss) on investments                                                                          943,314
                                                                                                 --------------
Net increase (decrease) in net assets resulting from operations                                  $      917,332
                                                                                                 ==============

See accompanying notes to financial statements.

          Financial statements

          Statement of changes in net assets
          IDS Innovations Fund



          Operations                                                                 April 30, 1998          For the period from
                                                                                   Six months ended            Nov. 13, 1996* to
                                                                                         (Unaudited)               Oct. 31, 1997

Investment income (loss)-- net                                                         $    (25,982)               $    (41,336)
Net realized gain (loss) on security transactions                                           310,171                    (244,889)
Net change in unrealized appreciation (depreciation) on investments                         633,143                     472,105
                                                                                       ------------                ------------
Net increase (decrease) in net assets resulting from operations                             917,332                     185,880

Net assets at beginning of period (Note 1)                                                3,685,880                   3,500,000
                                                                                       ------------                ------------
Net assets at end of period                                                            $  4,603,212                $  3,685,880
                                                                                    ===============                ============

*Commencement of operations.
See accompanying notes to financial statements.

Notes to financial statements
IDS Innovations Fund
(Unaudited as to April 30, 1998)

1. Summary of significant accounting policies

IDS Innovations Fund (a series of IDS Global Series, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. On Nov. 12, 1996, American Express Financial Corporation (AEFC) invested $3,500,000 in the Fund which represented 660,000 shares, 20,000 shares and 20,000 shares for Class A, Class B and Class Y, respectively. Operations commenced on Nov. 13, 1996.

The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in World Technologies Portfolio

The Fund invests all of its assets in World Technologies Portfolio (the Portfolio), a series of World Trust, an open-end investment company that has the same objectives as the Fund. World Technologies Portfolio invests in technology common stocks.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at April 30, 1998, was 87.54%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements," which are included elsewhere in this report.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

An annual dividend declared and paid by the end of the calendar year from net investment income is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

At April 30, 1998, AEFC owned 700,000 shares of IDS Innovations Fund.

2.  Expenses

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund entered into an agreement with AEFC for providing administrative services. Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses, and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $15
o Class B $16
o Class Y $15

The Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and commencing May 9, 1997, the fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

AEFC has agreed to waive certain fees and to absorb certain other of the Fund's expenses until Oct. 31, 1998. Under this agreement, the Fund's total expenses will not exceed 1.35% for Class A, 2.10% for Class B, and 1.35% for Class Y of the Fund's average daily net assets. In addition, for the six months ended April 30, 1998, AEFC further voluntarily agreed to waive certain fees and expenses to 1.32% for Class A, 2.07% for Class B and 1.32% for Class Y.

3.  Capital loss carryover

For federal income tax purposes, the Fund had a capital loss carryover at Oct. 31, 1997 of $244,889 that, if not offset by subsequent capital gains, will expire in 2005. It is unlikely the board will authorize a distribution of any net realized gain for a Fund until its capital loss carryover has been offset or expires.


4.  Financial highlights
The table below shows certain important financial information for evaluating the Fund's results.

Fiscal period ended Oct. 31,
Per share income and capital changesa

                                         Class A            Class B               Class Y

                                    1998g     1997b     1998g     1997b       1998g      1997b

Net asset value,                    $5.27     $5.00     $5.23     $5.00       $5.27      $5.00
beginning of period

Income from investment
operations:

Net investment income (loss)         (.04)     (.06)     (.06)     (.09)       (.04)      (.06)
Net gains (losses) (both             1.35       .33      1.34       .32        1.35        .33
realized
and unrealized)

Total from investment                1.31       .27      1.28       .23        1.31        .27
operations

Net asset value,                    $6.58     $5.27     $6.51     $5.23       $6.58      $5.27
end of period

Ratios/supplemental data:
                                         Class A            Class B              Class Y

                                    1998g     1997b     1998g     1997b       1998g      1997b

Net assets, end of period          $4,342    $3,476      $130      $105        $132       $105
(in thousands)

Ratio of expenses to                1.32%c    1.35%c,d  2.07%c    2.10%c,d    1.32%c     1.35%c,d
average daily net assets

Ratio of net income (loss)         (1.30%)c  (1.26%)c  (2.05%)c  (2.00%)c    (1.30%)c   (1.25%)c
to average daily net assets

Total returne                       24.9%      5.4%     24.4%      4.6%       24.9%       5.4%

Portfolio turnover rate               98%      164%       98%      164%         98%       164%
(excluding short-term
securities)
for the underlying Portfolio

Average brokerage commission       $.0494    $.0488    $.0494    $.0488      $.0494     $.0488
rate for the underlying
Portfoliof

a For a share outstanding throughout the period. Rounded to the nearest cent.

bInception date. Period from Nov. 13, 1996 to Oct. 31, 1997.

cAdjusted to an annual basis.

dDuring the period from Nov. 13, 1996 to Oct. 31, 1997, AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.58% and 2.36% for Class A, 2.32% and 3.11% for Class B and 1.57% and
2.36% for Class Y for the six months  ended April 30, 1998 and period ended Oct.
31, 1997, respectively.

eTotal return does not reflect payment of a sales charge.

fThe Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.

gSix months ended April 30, 1998 (Unaudited).


         Financial statements

         Statement of assets and liabilities
         World Technologies Portfolio
         April 30, 1998

         Assets                                                   (Unaudited)

Investments in securities, at value (Note 1)
    (identified cost $3,855,041)                                $    5,117,400
Cash in bank on demand deposit                                          73,047
Dividends and accrued interest receivable                                   65
Receivable for investment securities sold                              215,268
                                                                --------------
Total assets                                                         5,405,780
                                                                --------------

         Liabilities

Payable for investment securities purchased                            112,500
Accrued investment management services fee                                 101
Other accrued expenses                                                   6,100
                                                                --------------
Total liabilities                                                      118,701
                                                                --------------

Net assets                                                      $    5,287,079
                                                                ==============

See accompanying notes to financial statements.

         Financial statements

         Statement of operations
         World Technologies Portfolio
         Six months ended April 30, 1998


         Investment income                                                            (Unaudited)

Income:
Dividends                                                                              $         452
Interest                                                                                           4
                                                                                       -------------
Total income                                                                                     456
                                                                                       -------------
Expenses (Note 2):
Investment management services fee                                                            16,270
Custodian fees                                                                                 5,137
Audit fees                                                                                     5,625
Other                                                                                          3,118
                                                                                       -------------
Total expenses                                                                                30,150
    Earnings credits on cash balances (Note 2)                                                (1,939)
                                                                                       -------------
Total net expenses                                                                            28,211
                                                                                       -------------

Investment income (loss) -- net                                                              (27,755)
                                                                                       -------------

         Realized and unrealized gain (loss) -- net

Net realized gain (loss) on security transactions (Note 3)                                   354,718
Net change in unrealized appreciation (depreciation) on investments                          722,286
                                                                                       -------------
Net gain (loss) on investments                                                             1,077,004
                                                                                       -------------

Net increase (decrease) in net assets resulting from operations                        $   1,049,249
                                                                                       =============

See accompanying notes to financial statements.

         Financial statements

         Statement of changes in net assets
         World Technologies Portfolio



         Operations                                                                     April 30, 1998      For the period from
                                                                                      Six months ended        Nov. 13, 1996* to
                                                                                            (Unaudited)           Oct. 31, 1997


Investment income (loss)-- net                                                         $      (27,755)           $    (43,075)
Net realized gain (loss) on security transactions                                             354,718                (279,246)
Net change in unrealized appreciation (depreciation) on investments                           722,286                 540,074
                                                                                       --------------            ------------
Net increase (decrease) in net assets resulting from operations                             1,049,249                 217,753

Net contributions (withdrawals) from partners                                                  (4,273)                 24,350
                                                                                       --------------            ------------

Total increase (decrease) in net assets                                                     1,044,976                 242,103
Net assets at beginning of period (Note 1)                                                  4,242,103               4,000,000
                                                                                       --------------            ------------

Net assets at end of period                                                            $    5,287,079            $  4,242,103
                                                                                       ==============            ============

*Commencement of operations.
See accompanying notes to financial statements.

Notes to financial statements
World Technologies Portfolio
(Unaudited as to April 30, 1998)

1. Summary of significant accounting policies

World Technologies Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. World Technologies Portfolio invests in common stocks of companies within the information technology  sector.  The  Declaration  of Trust  permits  the  Trustees to issue non-transferable interests in the Portfolio. On Nov. 12, 1996, two funds affiliated with American Express Financial Corporation (AEFC) invested $4,000,000 in the Portfolio. Operations commenced on Nov. 13, 1996.

Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations
and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.72% to 0.595% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended April 30, 1998, the Portfolio's custodian fees were reduced by $1,939 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $4,420,147 and $4,580,170, respectively, for the six months ended April 30, 1998. For the same period, the portfolio turnover rate was 98%. Realized gains and losses are determined on an identified cost basis.


Investments in securities

World Technologies Portfolio                                                              (Percentages represent
April 30, 1998 (Unaudited)                                                                  value of investments
                                                                                          compared to net assets)

Common stocks (96.8%)
Issuer                                                        Shares                                     Value(a)

Communications equipment & services (10.6%)
Advanced Fibre Communications                                  1,000 (b)                                 $42,375
American Tower Systems                                         2,000 (b)                                  46,000
Andrew Corp                                                    2,000 (b)                                  45,750
Ascend Communications                                          1,500 (b)                                  65,344
LCC Intl Cl A                                                  3,000 (b)                                  61,500
Natural Microsystems                                           3,000 (b)                                  96,750
PairGain Technologies                                          2,500 (b)                                  46,094
RELTEC                                                         2,000 (b)                                  79,750
Specialty Teleconstructors                                     2,000 (b)                                  74,500
Total                                                                                                    558,063

Computers & office equipment (46.1%)
American Business Information Cl A                             4,000 (b)                                  54,000
Aris                                                           1,600 (b)                                  48,800
BEA Systems                                                   10,000 (b)                                 222,500
BMC Software                                                     600 (b)                                  56,138
Computer Associates Intl                                       1,500                                      87,844
CSG Systems Intl                                               2,500 (b)                                 113,750
DAOU Systems                                                   2,500 (b)                                  45,000
Extended Systems                                               6,000 (b)                                  42,000
Hagler Bailly                                                  4,000 (b)                                 106,000
Hyperion Software                                              1,000 (b)                                  43,375
Infonautics Cl A                                               9,000 (b)                                  42,469
Information Management Associates                              5,000 (b)                                  67,500
Legato Systems                                                 2,000 (b)                                  63,250
Made2Manage Systems                                            4,000 (b)                                  57,750
Metro Information Services                                     2,000 (b)                                  69,500
Metzler Group                                                  2,700 (b)                                  93,487
Network Appliance                                              1,500 (b)                                  54,094
Network Associates                                             4,250 (b)                                 291,125
PeopleSoft                                                     3,800 (b)                                 176,700
Pervasive Software                                            11,000 (b)                                 149,875
Phoenix Intl                                                   1,500 (b)                                  44,250
Platinum Technology                                            2,000 (b)                                  51,000
Segue Software                                                 3,000 (b)                                  44,250
Sterling Commerce                                              4,200 (b)                                 178,762
Symix                                                          8,000 (b)                                 164,000
Transition Systems                                             3,000 (b)                                  67,500
Total                                                                                                  2,434,919

Electronics (5.4%)
Advanced Micro Devices                                         2,000 (b)                                  55,500
PCD                                                            3,000 (b)                                  60,187
Sawtek                                                         2,000 (b)                                  60,750
Uniphase                                                       2,000 (b)                                 108,500
Total                                                                                                    284,937

Energy equipment & services (2.1%)
Veritas DGC                                                    2,000 (b)                                 108,375

Foreign (7.0%)(c)
Alcatel Alsthom ADR                                            1,400 (b)                                  50,750
British Sky Broadcasting Group ADR                             2,000                                      88,875
Central European Media Enterprises                             1,500 (b)                                  41,906
Fundtech                                                       2,000 (b)                                  42,250
Peak Intl                                                      2,000 (b)                                  46,500
Petroleum Geo-Services ADR                                       800 (b)                                  52,600
Scandinavian Broadcasting System                               1,500 (b)                                  47,625
Total                                                                                                    370,506

Health care (4.9%)
Biomatrix                                                      1,300 (b)                                  41,275
IDEC Pharmaceuticals                                           1,000 (b)                                  36,000
Pharmacyclics                                                  1,500 (b)                                  40,687
Trex Medical                                                   3,000 (b)                                  57,000
Watson Pharmaceuticals                                         2,000 (b)                                  86,000
Total                                                                                                    260,962

Health care services (7.4%)
HBO & Co                                                       5,800                                     346,912
Simione Central Holdings                                       3,000 (b)                                  46,500
Total                                                                                                    393,412

Leisure time & entertainment (2.1%)
Activision                                                     4,000 (b)                                  43,500
SFX Entertainment Cl A                                         2,000 (b)                                  69,000
Total                                                                                                    112,500

Media (5.7%)
Chancellor Media                                               2,000 (b)                                  94,875
Journal Register                                               3,000 (b)                                  67,688
Sinclair Broadcast Group Cl A                                  1,000                                      51,875
Univision Communications Cl A                                  2,200 (b)                                  84,288
Total                                                                                                    298,726

Miscellaneous (2.9%)
Artisan Components                                             4,000 (b)                                  69,500
BrightStar Information Technology Group                        2,500 (b)                                  39,062
 Willis Lease Finance                                          2,000 (b)                                  47,250
Total                                                                                                    155,812

Multi-industry conglomerates (1.8%)
Strayer Education                                              1,500                                      55,125
Whitman Education Group                                        7,000 (b)                                  39,375
Total                                                                                                     94,500

Utilities -- telephone (0.8%)
Telscape Intl                                                  2,500 (b)                                  44,688

Total  common stocks
(Cost: $3,855,041)                                                                                    $5,117,400

Total investments in securities                                                                       $5,117,400
(Cost: $3,855,041)(d)

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign securities values are stated in U.S. dollars.

(d) At April 30, 1998, the cost of securities for federal income tax purposes was approximately $3,855,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $1,337,000
Unrealized depreciation                                               (75,000)
-----------------------------------------------------------------------------
Net unrealized appreciation                                        $1,262,000
-----------------------------------------------------------------------------
